Property, Plant and Equipment (Details Textual) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Property, plant and equipment (Textual)
Lease terms, description	The lease terms have an average term of 4 and 5 years
Costs [Member]
Property, plant and equipment (Textual)
Depreciation charge	$ 50,094	$ 48,990
General and administrative expenses [Member]
Property, plant and equipment (Textual)
Depreciation charge	12,166	12,904
Selling expenses [Member]
Property, plant and equipment (Textual)
Depreciation charge	$ 455	$ 289